Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Going concern basis [Abstract]
Bank loan or other debts outstanding	$ 0
Cash and cash equivalents	165,955	$ 276,776	$ 5,895	$ 498
Marketable securities	$ 85,724	$ 0